Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013	Apr. 27, 2012
Operating Activities:
Net earnings	$ 871	$ 953	$ 3,065	$ 3,467	$ 3,617
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	215	208	850	819	833
Amortization of debt discount and issuance costs	3	2	8	104	85
Gain on sale of Physio-Control			0	0	(218)
Acquisition-related items	2	(96)	110	(74)	45
Provision for doubtful accounts	8	14	43	51	66
Deferred income taxes	98	30	(207)	(7)	14
Stock-based compensation	34	31	145	152	161
Other, net	(12)	0	(28)	0	0
Change in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	94	85	(70)	1	(252)
Inventories	(96)	(95)	(39)	93	(185)
Accounts payable and accrued liabilities	(163)	(330)	(117)	481	300
Other operating assets and liabilities	17	181	444	(215)	155
Certain litigation charges, net			770	245	90
Certain litigation payments	(761)	0	(15)	(175)	(241)
Net cash provided by operating activities	310	983	4,959	4,942	4,470
Investing Activities:
Acquisitions, net of cash acquired	(146)	(17)	(385)	(820)	(556)
Proceeds from divestiture of Physio-Control			0	0	386
Additions to property, plant, and equipment	(109)	(78)	(396)	(457)	(484)
Purchases of investments	(1,600)	(2,757)	(10,895)	(12,321)	(9,704)
Sales and maturities of investments	1,853	2,195	8,111	10,511	7,717
Other investing activities, net	(4)	(9)	(29)	(14)	(21)
Net cash used in investing activities	(6)	(666)	(3,594)	(3,101)	(2,662)
Financing Activities:
Acquisition-related contingent consideration	(5)	(1)	(1)	(18)	(118)
Change in short-term borrowings, net	862	761	127	(720)	165
Repayment of short-term borrowings (maturities greater than 90 days)	0	(125)	(1,301)	(2,700)	(3,275)
Proceeds from short-term borrowings (maturities greater than 90 days)			1,176	2,628	2,525
Issuance of long-term debt			1,994	2,980	1,210
Payments on long-term debt	(3)	(4)	(565)	(2,214)	(24)
Dividends to shareholders	(304)	(281)	(1,116)	(1,055)	(1,021)
Issuance of common stock	154	568	1,307	267	96
Repurchase of common stock	(1,065)	(1,340)	(2,553)	(1,247)	(1,440)
Other financing activities	6	0	14	(22)	0
Net cash used in financing activities	(355)	(422)	(918)	(2,101)	(1,882)
Effect of exchange rate changes on cash and cash equivalents	(16)	14	37	7	(71)
Net change in cash and cash equivalents	(67)	(91)	484	(253)	(145)
Cash and cash equivalents at beginning of period	1,403	919	919	1,172	1,317
Cash and cash equivalents at end of period	1,336	828	1,403	919	1,172
Supplemental Cash Flow Information
Cash paid for income taxes	146	70	521	537	454
Cash paid for interest	$ 22	$ 27	$ 394	$ 333	$ 312